Debentures (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 72,124	€ 44,811
Current maturities	10,600	26,773
Long-term loans	82,724	71,584
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	13,716	6,927
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	15,322	8,098
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	24,629	9,714
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	18,457	13,195
Sixth year and thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures		€ 6,877